Investments - Fair Value of Investments (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	$ 2,668.5	$ 3,403.8
Unrealized gains		16.6
Unrealized losses		(8.8)
Fair value		3,411.6
U.S. Treasuries
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	435.3	747.6
Unrealized gains	6.4	2.1
Unrealized losses	(0.2)	(3.1)
Fair value	441.5	746.6
Agencies
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	6.8	11.5
Unrealized gains	0.0	0.0
Unrealized losses	0.0	0.0
Fair value	6.8	11.5
Non-U.S. government
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	48.0	46.6
Unrealized gains	0.6	0.1
Unrealized losses	0.0	(0.3)
Fair value	48.6	46.4
Corporate bonds
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	1,676.4	1,906.3
Unrealized gains	31.1	10.9
Unrealized losses	(0.5)	(4.0)
Fair value	1,707.0	1,913.2
Residential mortgage-backed
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	237.5	279.5
Unrealized gains	3.8	0.8
Unrealized losses	0.0	(1.2)
Fair value	241.3	279.1
Commercial mortgage-backed
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	0.6	0.0
Unrealized gains	0.0	0.4
Unrealized losses	0.0	0.0
Fair value	0.6	0.4
Other asset-backed securities
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	263.9	412.3
Unrealized gains	2.0	2.3
Unrealized losses	(0.2)	(0.2)
Fair value	265.7	414.4
Fixed maturity securities
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	2,668.5	3,403.8
Unrealized gains	43.9
Unrealized losses	(0.9)
Fair value	2,711.5	3,411.6
Fixed maturity securities | U.S. Treasuries
Debt Securities, Available-for-Sale [Line Items]
Fair value	441.5	746.6
Fixed maturity securities | Agencies
Debt Securities, Available-for-Sale [Line Items]
Fair value	6.8	11.5
Fixed maturity securities | Non-U.S. government
Debt Securities, Available-for-Sale [Line Items]
Fair value	48.6	46.4
Fixed maturity securities | Corporate bonds
Debt Securities, Available-for-Sale [Line Items]
Fair value	1,707.0	1,913.2
Fixed maturity securities | Residential mortgage-backed
Debt Securities, Available-for-Sale [Line Items]
Fair value	241.3	279.1
Fixed maturity securities | Commercial mortgage-backed
Debt Securities, Available-for-Sale [Line Items]
Fair value	0.6	0.4
Fixed maturity securities | Other asset-backed securities
Debt Securities, Available-for-Sale [Line Items]
Fair value	265.7	414.4
Short-term investments
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	175.0	221.9
Unrealized gains	0.0	0.2
Unrealized losses	0.0	0.0
Fair value	175.0	222.1
Short-term investments | U.S. Treasuries
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	174.5	220.5
Unrealized gains	0.0	0.2
Unrealized losses	0.0	0.0
Fair value	174.5	220.7
Short-term investments | Corporate bonds
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	0.2	1.1
Unrealized gains	0.0	0.0
Unrealized losses	0.0	0.0
Fair value	0.2	1.1
Short-term investments | Other asset-backed securities
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	0.3	0.3
Unrealized gains	0.0	0.0
Unrealized losses	0.0	0.0
Fair value	$ 0.3	$ 0.3